Long Term Prepayments- Land Use Rights, Net: Schedule of Expected Amortization Expense (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Intangible assets- land use right, net	$ 37,350,012	$ 37,863,464	$ 18,739,297
Land Use Rights
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		812,979
Finite-Lived Intangible Assets, Amortization Expense, Year Two		812,979
Finite-Lived Intangible Assets, Amortization Expense, Year Three		812,979
Finite-Lived Intangible Assets, Amortization Expense, Year Four		812,979
Finite-Lived Intangible Assets, Amortization Expense, Year Five		812,979
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		33,798,569
Intangible assets- land use right, net		$ 37,863,464